Business Acquisition - Additional Information (Details) $ in Thousands		4 Months Ended	12 Months Ended
	Dec. 01, 2024 CAD ($) shares	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 5,359	$ 5,359	$ 4,082
Liquidity risk
Disclosure of detailed information about business combination [line items]
Financial liabilities		182,603	182,603	193,055
Contingent consideration | Liquidity risk
Disclosure of detailed information about business combination [line items]
Financial liabilities		6,353	6,353	$ 4,358
XRM Vision Inc.
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 34,384
Cash consideration	7,377	7,377	7,377
Working capital adjustment to be settled in cash	0	632	632
Issuance of stock, business combination	2,875	2,875	2,875
Deferred cash consideration	8,625
Contingent consideration	$ 9,759	5,104	5,104
Contingent consideration, future financial performance, consecutive period	12 months
Contingent consideration, future financial performance, period	18 months
Estimated financial effect of contingent liabilities		7,260	7,260
Borrowings recognised as of acquisition date	$ 829
Settled liabilities, borrowings recognised in business combination		333
Acquisition-related costs			1,084
Revenue from business acquired		4,662
Profit (loss) from business acquired		(2,738)
Amortisation expense		(712)
Share-based compensation		(770)
Interest accretion		(450)
Acquisition related costs		(1,084)
Revenue as if combination occurred at beginning of period			484,523
Profit as if combination occurred at beginning of period			2,723
XRM Vision Inc. | Contingent consideration | Liquidity risk
Disclosure of detailed information about business combination [line items]
Financial liabilities		$ 6,353	$ 6,353
Discount rate, contingent consideration	15.70%
XRM Vision Inc. | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 12,000
XRM Vision Inc. | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Number of instruments issued (in shares) | shares	1,724,550
XRM Vision Inc. | Purchase consideration
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 30,009
Cash consideration	7,377
Working capital adjustment to be settled in cash	632
Issuance of stock, business combination	2,875
Deferred cash consideration	$ 8,625
Deferred consideration, payout period	3 years
XRM Vision Inc. | Purchase consideration | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 10,500
Contingent consideration, cash	9,000
Contingent consideration, issuance of shares	$ 1,500
XRM Vision Inc. | Purchase consideration | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Number of instruments issued (in shares) | shares	1,724,550
XRM Vision Inc. | Other consideration
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 4,375
Issuance of stock, business combination	2,875
Contingent consideration, issuance of shares, period			3 years
XRM Vision Inc. | Other consideration | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration, issuance of shares	$ 1,500
XRM Vision Inc. | Other consideration | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Number of instruments issued (in shares) | shares	1,724,553
Earn-out consideration, weighted average share price, training days			15 days
Earn-out consideration, number of business days prior to the payment date			2 days
Earn-out consideration, settlement period			18 months